Oil and Gas Properties	3 Months Ended	12 Months Ended
	Jan. 31, 2012	Oct. 31, 2011
Oil and Gas Properties [Text Block]
6.	Oil and Gas Properties

(a)	Proved properties

Properties	October 31,	Addition	Depletion	January 31,
	2011			2012
U.S.A. – Proved property	$3,717,866	$45,201	$(65,570)	$3,697,497

(1) Palmetto Point Project

On December 21, 2005, the Company agreed to purchase a 20% working and revenue interest in a 10 well drilling program in Mississippi owned by Griffin & Griffin Exploration for $700,000. Concurrent with signing the Company paid $220,000 and January 17, 2006 the Company paid the remaining $480,000. The Company applied the full cost method to account for its oil and gas properties, seven wells were found to be proved wells, and three wells were found impaired. One of the wells was impaired due to uneconomic life, and the other two wells were abandoned due to no apparent gas or oil shows present. The costs of impaired properties were added to the capitalized cost in determination of the depletion expense.

On September 22, 2006, the Company elected to participate in an additional two-well program in Mississippi owned by Griffin & Griffin Exploration and paid $140,000. The two wells were found to be proved wells.

On June 23, 2007, the Company acquired an assignment of 10% gross working interest from a third party for $520,000 secured loan payable. The Company recognized $501,922 in the oil and gas property.

On October 4, 2007, the Company elected to participate in the drilling of PP F-12-3 in Mississippi by Griffin & Griffin Exploration. The Company had 30% gross working interest and paid $266,348. On July 31, 2008, the Company accrued and paid an additional cost of $127,707 for the workovers of wells PP F-12 and PP F-12-3. PP F-12 started production from October 2007, and PP F-12-3 started production from November 2007.

On April 3, 2009, the Company entered into an Asset Purchase Agreement to acquire additional interests in its existing core producing Mississippi oil and gas properties. The Company paid $40,073.39 to acquire additional 2% working interest in the proven Belmont Lake oil and gas and an additional 10% working interest in potential nearby exploration wells. At this time the total working interest for Belmont Lake is 32%; and total working interest in the exploration wells on approximately 140,000 acres surrounding Belmont Lake in all directions is 60%.

The Company had a short-lived opportunity to acquire additional fractional interests in the Belmont Lake 12-4 well which was expected to be a horizontal well. An unrelated third party did not participate in its right to participate in the 12-4 well, and therefore a share of its interest (a “non consent” interest) was made available to the other participating parties including Lexaria. On August 28, 2009 and effective on September 1, 2009, to take best advantage of this opportunity, the Company entered into four separate assignment agreements, three of which were with people or companies with related management. The Company received from these four parties proceeds of $371,608.57 to fund additional interests in this well. As a result, the Company has a 25.84% perpetual gross interest in the well (18.0% net revenue interest); as well as a 5.2% net revenue interest in the non-consent interest. The non-consent interest remains valid until such time as the well produces 500% of all costs and expenses back to the participants in the form of revenue, at which time the non-consent interest ends. Enertopia, a company with related management, had acquired from Lexaria a 6.16% perpetual gross interest in the 12-4 well; David DeMartini, a director of Lexaria, acquired from Lexaria a 5% gross interest in the non-consent interest in the 12-4 well; and 0743608 BC Ltd. a company owned by the President of the Company, acquired from Lexaria a 11.60% gross interest in the non-consent interest in the 12-4 well.

On May 31, 2010, the Company signed a Settlement Agreement with Enertopia Corp., whereby the Company issued 499,893 units at $0.12 per unit and each unit consists of one restricted common share and one share purchase warrant at $0.20 per share for a period of two years in exchange for the working interest initially assigned on August 28, 2009.

On June 16, 2010, the Company signed a Settlement Agreement with a third party, who had originally participated in the August 28, 2009, opportunity in the non-consent interest for Belmont Lake 12-4. The Company returned back $144,063.46 to the third party and cancelled its participation.

On July 29, 2010, the Company had agreed with its Operators at Belmont Lake not to proceed to drill a horizontal 12-4 well. Rather, two of the three proposed vertical wells 12-2, 12-4, or 12-5 were proposed to be drilled. To take best advantage of this opportunity, the Company cancelled all previous agreements relating to August 28, 2009 with respect to Belmont Lake horizontal well 12-4 and entered into three separate assignment agreements, of which all three were with people or companies with related management. The Company received total proceeds of $324,677.12 to fund additional interests in these wells. As a result, the Company had a 32% perpetual gross interest in the wells (24.0% net revenue interest); as well as a 8% gross interest (6% net revenue interest) in the non-consent interest. The non-consent interest remains valid until such time as the well produces 500% of all costs and expenses back to the participants in the form of revenue, at which time the non-consent interest ends. Emerald Atlantic LLC, a company owned by a director of Lexaria, acquired from Lexaria a 8.74% gross interest in the non-consent interest in two of the three vertical wells; and 0743608 BC Ltd. a company owned by the President of the Company, acquired from Lexaria a 20.79% gross interest in the non-consent interest in the two of the three vertical wells; an advisor to the Company acquired from Lexaria 2.46% gross interest in the non-consent interest in two of the three vertical wells.

The July 29, 2010 agreements were replaced on September 13, 2010, when the Company entered into three separate assignment agreements with 0743608 BC Ltd, solely owned by Director/Officer of the Company; Emerald Atlantic LLC, solely owned by a Director of the Company, and the Senior VP Business Development. (the “Assignees”), whereby the Assignees have paid a fee of $408,116 to earn a 24% share of the Company’s gross non-perpetual 32% interest in the three oil wells being drilled in Wilkinson County, Mississippi. As a result of the three assignment agreements, Lexaria receives at no cost to the company, a carried interest of 8% in these same rights and benefits. The Company assigns, transfers and sets over to the Assignees, all proportionate rights, interest and benefits in the Assigned Non Perpetual Interest held by or granted to the Assignor in and to the Participation Agreement between the Company and Griffin but limited to a gross 500% revenue payout based on the total amount paid under the Initial Consideration and the Subsequent Consideration after which all rights, interests and benefits cease.

Lexaria entered into an Asset Purchase Agreement dated August 12, 2011, with Brinx Resources Ltd. to acquire 100% of its 10% gross working interest in the oil and gas interests located in Mississippi, USA. By acquiring the additional 10% working interest in Belmont Lake oil and gas field, Lexaria then had 42% working interest in Belmont Lake and retains its existing 60% working interest in the exploration wells on approximately 130,000 acres surrounding Belmont Lake in all directions.

Lexaria has agreed to considerations as follows;

1.	$200,000 on the August 12, 2011 (the "Initial Payment") (paid), and

2.

$200,000 on or before November 12, 2011; or interim payments, as agreed, in the amount of $10,000 per month for up to 3 months following November 12, 2011 with the remaining balance of $200,000 then due and payable (the "Final Payment"), and, should Lexaria not make the final payment on February 12, 2011 a penalty of $500 per day (the “Penalty Payments”) beginning one day after February 12, 2011 and accruing until the balance of the $200,000 Final Payment is made to the Vendor. Both the Vendor and the Purchaser agreed that, should any Penalty Payments be due, such Penalty Payments are not deductible from the balance of the $200,000 Final Payment. As at January 31, 2012, the Company has paid $230,000, including the Final Payment.

3.	800,000 shares of restricted common stock issued from Lexaria treasury were issued on August 12, 2011.

As of January 31, 2012, additional expenditures of $45,201 were incurred for workovers and there were additional well interest changes or workovers pending of wells PP F-12, PP F12-3, and PP F29.

As of January 31, 2012, the Company’s working interest and production in PPF-12-4 and PPF-12-5 well located at Belmont Lake, Mississippi, with carrying values of $1M, are used as security for the convertible debentures issued on November 30, 2010, December 16, 2010 and December 1, 2011 (see note 7 (b) and note 12 (a), with aggregate amount of $820,000.

(2) Mississippi and Louisiana, Frio-Wilcox Project

In December 2006, the first well CMR-US 39-14 was found to have sufficient hydrocarbons to become economic. USA 1-37 and BR F-33 had started intermittent production from November 2007. The Company applied the full cost method to account for its oil and gas properties.

As at January 31, 2007, the Company abandoned Dixon #1 due to no economic hydrocarbons being present and $162,420 of drilling costs was added to the capitalized costs. The Dixon #1 was the only Wilcox well the Company has drilled to date. With the exception of a participation interest in an unsuccessful Tuscaloosa well in 2011, every other well it has participated in located in Mississippi and Louisiana is a Frio well.

On June 2, 2007, the Company abandoned Randall #1 and $107,672 drilling costs was added to the capitalized costs in determination of depletion expense.

During August to October 2007, three additional wells, PP F-90, PP F-100, and PP F-111 were drilled in the area. These Frio wells were abandoned due to modest gas shows and a total of $306,562 drilling costs was added to the capitalized costs in determination of depletion expense.

During December 2007, two additional wells, PP F-6A and PP F-83, were drilled and were plugged and abandoned due to non-economic gas shows.

(b) Unproved Properties

Properties	January 31,	October 31,
	2012	2011
U.S.A.-Unproved properties	$19,293	19,293

(1) Mississippi and Louisiana, USA

The Company entered into an Agreement to acquire a working interest in multiple zones of potential oil and gas production in Mississippi and Louisiana. This Agreement contemplates up to a 50 well drill program for Wilcox and Frio wells, at the Company’s option, within the defined area of mutual interest (AMI). The AMI includes over 200,000 gross acres located non-contiguously between Southwest Mississippi and North East Louisiana.

The Company originally agreed to pay 40% of all prospect fees, mineral leases, surface leases, and drilling and completion costs to earn a net 32% of all production from all producible zones to the base of the Frio formation (Frio Targets); and, 30% of all production to the base of the Wilcox formation (Wilcox Targets). All working interests are to be registered in the name of Lexaria Corp.

The Joint Participation Agreement and Joint Lands Agreements are between Lexaria Corp. and Griffin & Griffin Exploration LLC (G&G) of Jackson, Mississippi.

On June 21, 2007, the Company acquired an additional 10% from a third party for all rights, title and benefits excluding the seven wells drilled under the AMI Agreement between August 3, 2006 and June 19, 2007, specifically wells CMR-USA-39-14, Dixon #1, Faust #1 TEC F-1, CMR/BR F-14, RB F-1 Red Bug #2, BR F-33, and Randall #1 F-4, and any offset wells that could be drilled to any of these specified wells.

On July 26, 2007, the Company acquired 5% from a third party for all rights, title and benefits in the seven wells drilled under the AMI Agreement between August 3, 2006 and June 19, 2007, specifically wells CMR-USA-39-14, Dixon #1, Faust #1 TEC F-1, CMR/BR F-14, RB F-1 Red Bug #2, BR F-33, and Randall #1 F-4, and any offset wells that could be drilled to any of these specified wells.

On April 3, 2009, the Company entered into an Asset Purchase Agreement to acquire additional interests in its existing core producing Mississippi oil and gas properties. The Company paid $40,073 to acquire an additional 2% working interest in the proven Belmont Lake oil and gas field, and an additional 10% working interest in potential nearby exploration wells. Further, the Company is required to pay $100 per month for a period of 4 years from the closing. Total working interest for Belmont Lake as of October 31, 2010 is 32%; and total working interest in the exploration wells on approximately 140,000 acres surrounding Belmont Lake in all directions as of October 31, 2010, is 60%.

On December 16, 2010, the Company entered into an assignment agreement with Emerald Atlantic LLC, solely owned by a Director of the Company (the Assignee”), whereby the Assignee has paid a fee of $30,076 to earn 18% of a 4.423% share of the Company’s net revenue interest after field operating expenses for a Tuscaloosa well to be drilled in Wilkinson County.

5.	Oil and Gas Properties

	(a)	Proved properties

Properties	October 31, 2010	Addition	Depletion	October 31, 2011
U.S.A. – Proved property	$3,118,376	$969,689	$(370,199)	$3,717,866

(1) Palmetto Point Project

On December 21, 2005, the Company agreed to purchase a 20% working and revenue interest in a 10 well drilling program in Mississippi owned by Griffin & Griffin Exploration for $700,000. Concurrent with signing the Company paid $220,000 and January 17, 2006 the Company paid the remaining $480,000. The Company applied the full cost method to account for its oil and gas properties, seven wells were found to be proved wells, and three wells were found impaired. One of the wells was impaired due to uneconomic life, and the other two wells were abandoned due to no apparent gas or oil shows present. The costs of impaired properties were added to the capitalized cost in determination of the depletion expense.

On September 22, 2006, the Company elected to participate in an additional two-well program in Mississippi owned by Griffin & Griffin Exploration and paid $140,000. The two wells were found to be proved wells.

On June 23, 2007, the Company acquired an assignment of 10% gross working interest from a third party for $520,000 secured loan payable. The Company recognized $501,922 in the oil and gas property.

On October 4, 2007, the Company elected to participate in the drilling of PP F-12-3 in Mississippi by Griffin & Griffin Exploration. The Company had 30% gross working interest and paid $266,348. On July 31, 2008, the Company accrued and paid an additional cost of $127,707 for the workovers of wells PP F-12 and PP F-12-3. PP F-12 started production from October 2007, and PP F-12-3 started production from November 2007.

On April 3, 2009, the Company entered into an Asset Purchase Agreement to acquire additional interests in its existing core producing Mississippi oil and gas properties. The Company paid $40,073.39 to acquire additional 2% working interest in the proven Belmont Lake oil and gas and an additional 10% working interest in potential nearby exploration wells. At this time the total working interest for Belmont Lake is 32%; and total working interest in the exploration wells on approximately 140,000 acres surrounding Belmont Lake in all directions is 60%.

The Company had a short-lived opportunity to acquire additional fractional interests in the Belmont Lake 12-4 well which was expected to be a horizontal well. An unrelated third party did not participate in its right to participate in the 12-4 well, and therefore a share of its interest (a “non consent” interest) was made available to the other participating parties including Lexaria. On August 28, 2009 and effective on September 1, 2009, to take best advantage of this opportunity, the Company entered into four separate assignment agreements, three of which were with people or companies with related management. The Company received from these four parties proceeds of $371,608.57 to fund additional interests in this well. As a result, the Company has a 25.84% perpetual gross interest in the well (18.0% net revenue interest); as well as a 5.2% net revenue interest in the non-consent interest. The non-consent interest remains valid until such time as the well produces 500% of all costs and expenses back to the participants in the form of revenue, at which time the non-consent interest ends. Enertopia, a company with related management, had acquired from Lexaria a 6.16% perpetual gross interest in the 12-4 well; David DeMartini, a director of Lexaria, acquired from Lexaria a 5% gross interest in the non-consent interest in the 12-4 well; and 0743608 BC Ltd. a company owned by the President of the Company, acquired from Lexaria a 11.60% gross interest in the non-consent interest in the 12-4 well.

On May 31, 2010, the Company signed a Settlement Agreement with Enertopia Corp., whereby the Company issued 499,893 units at $0.12 per unit and each unit consists of one restricted common share and one share purchase warrant at $0.20 per share for a period of two years in exchange for the working interest initially assigned on August 28, 2009.

On June 16, 2010, the Company signed a Settlement Agreement with a third party, who had originally participated in the August 28, 2009, opportunity in the non-consent interest for Belmont Lake 12-4. The Company returned back $144,063.46 to the third party and cancelled its participation.

On July 29, 2010, the Company had agreed with its Operators at Belmont Lake not to proceed to drill a horizontal 12-4 well. Rather, two of the three proposed vertical wells 12-2, 12-4, or 12-5 were proposed to be drilled. To take best advantage of this opportunity, the Company cancelled all previous agreements relating to August 28, 2009 with respect to Belmont Lake horizontal well 12-4 and entered into three separate assignment agreements, of which all three were with people or companies with related management. The Company received total proceeds of $324,677.12 to fund additional interests in these wells. As a result, the Company had a 32% perpetual gross interest in the wells (24.0% net revenue interest); as well as a 8% gross interest (6% net revenue interest) in the non-consent interest. The non-consent interest remains valid until such time as the well produces 500% of all costs and expenses back to the participants in the form of revenue, at which time the non-consent interest ends. Emerald Atlantic LLC, a company owned by a director of Lexaria, acquired from Lexaria a 8.74% gross interest in the non-consent interest in two of the three vertical wells; and 0743608 BC Ltd. a company owned by the President of the Company, acquired from Lexaria a 20.79% gross interest in the non-consent interest in the two of the three vertical wells; an advisor to the Company acquired from Lexaria 2.46% gross interest in the non-consent interest in two of the three vertical wells.

The July 29, 2010 agreements were replaced on September 13, 2010, when the Company entered into three separate assignment agreements with 0743608 BC Ltd, solely owned by Director/Officer of the Company; Emerald Atlantic LLC, solely owned by a Director of the Company, and the Senior VP Business Development. (the “Assignees”), whereby the Assignees have paid a fee of $408,116 to earn a 24% share of the Company’s gross non-perpetual 32% interest in the three oil wells being drilled in Wilkinson County, Mississippi. As a result of the three assignment agreements, Lexaria receives at no cost to the company, a carried interest of 8% in these same rights and benefits. The Company assigns, transfers and sets over to the Assignees, all proportionate rights, interest and benefits in the Assigned Non Perpetual Interest held by or granted to the Assignor in and to the Participation Agreement between the Company and Griffin but limited to a gross 500% revenue payout based on the total amount paid under the Initial Consideration and the Subsequent Consideration after which all rights, interests and benefits cease.

i.	Lexaria entered into an Asset Purchase Agreement dated August 12, 2011, with Brinx Resources Ltd. to acquire 100% of its 10% gross working interest in the oil and gas interests located in Mississippi, USA. By acquiring the additional 10% working interest in Belmont Lake oil and gas field, Lexaria then had 42% working interest in Belmont Lake and retains its existing 60% working interest in the exploration wells on approximately 130,000 acres surrounding Belmont Lake in all directions.

ii.	Lexaria has agreed to considerations as follows;

	1.	$200,000 on the August 12, 2011 (the "Initial Payment") (paid), and

	2.	$200,000 on or before November 12, 2011; or interim payments, as agreed, in the amount of $10,000 per month for up to 3 months following November 12, 2011 with the remaining balance of $200,000 then due and payable (the "Final Payment"), and, should Lexaria not make the final payment on February 12, 2011 a penalty of $500 per day (the “Penalty Payments”) beginning one day after February 12, 2011 and accruing until the balance of the $200,000 Final Payment is made to the Vendor. Both the Vendor and the Purchaser agree that, should any Penalty Payments be due, such Penalty Payments are not deductible from the balance of the $200,000 Final Payment. Subsequent to the year ended October 31, 2011, the Company has paid $30,000, the above mentioned interim payments.

	3.	800,000 shares of restricted common stock issued from Lexaria treasury were issued on August 12,
2011.

As of October 31, 2011, additional expenditures of $340,549 were incurred for workovers and there were additional well interest changes or workovers pending of wells PP F-12, PP F12-3, and PP F12-29.

As of October 31, 2011, the Company’s working interest and production in PPF-12-4 and PPF-12-5 well located at Belmont Lake, Mississippi, with carrying values of $1M, are used to secure for the convertible debentures issued on November 30, 2010, December 16, 2010 and December 1, 2011 (see note 7 (b) and note 12 (a)), with aggregate amount of $820,000.

(2) Mississippi and Louisiana, Frio-Wilcox Project

In December 2006, the first well CMR-US 39-14 was found to have sufficient hydrocarbons to become economic. USA 1-37 and BR F-33 had started intermittent production from November 2007. The Company applied the full cost method to account for its oil and gas properties.

As at January 31, 2007, the Company abandoned Dixon #1 due to no economic hydrocarbons being present and $162,420 of drilling costs was added to the capitalized costs. The Dixon #1 was the only Wilcox well the Company has drilled to date. Every other well it has participated in located in Mississippi and Louisiana is a Frio well.

On June 2, 2007, the Company abandoned Randall #1 and $107,672 drilling costs was added to the capitalized costs in determination of depletion expense.

During August to October 2007, three additional wells, PP F-90, PP F-100, and PP F-111 were drilled in the area. These Frio wells were abandoned due to modest gas shows and a total of $306,562 drilling costs was added to the capitalized costs in determination of depletion expense.

During December 2007, two additional wells, PP F-6A and PP F-83, were drilled and were plugged and abandoned due to non-economic gas shows.

(b)	Unproved Properties

Properties	October 31,
2011 and 2010
U.S.A.-Unproved properties	$19,293

(1) Mississippi and Louisiana, USA

The Company entered into an Agreement to acquire a working interest in multiple zones of potential oil and gas production in Mississippi and Louisiana. This Agreement contemplates up to a 50 well drill program for Wilcox and Frio wells, at the Company’s option, within the defined area of mutual interest (AMI). The AMI includes over 200,000 gross acres located non-contiguously between Southwest Mississippi and North East Louisiana.

The Company originally agreed to pay 40% of all prospect fees, mineral leases, surface leases, and drilling and completion costs to earn a net 32% of all production from all producible zones to the base of the Frio formation (Frio Targets); and, 30% of all production to the base of the Wilcox formation (Wilcox Targets). All working interests are to be registered in the name of Lexaria Corp.

The Joint Participation Agreement and Joint Lands Agreements are between Lexaria Corp. and Griffin & Griffin Exploration LLC (G&G) of Jackson, Mississippi.

On June 21, 2007, the Company acquired an additional 10% from a third party for all rights, title and benefits excluding the seven wells drilled under the AMI Agreement between August 3, 2006 and June 19, 2007, specifically wells CMR-USA-39-14, Dixon #1, Faust #1 TEC F-1, CMR/BR F-14, RB F-1 Red Bug #2, BR F-33, and Randall #1 F-4, and any offset wells that could be drilled to any of these specified wells.

On July 26, 2007, the Company acquired 5% from a third party for all rights, title and benefits in the seven wells drilled under the AMI Agreement between August 3, 2006 and June 19, 2007, specifically wells CMR-USA-39-14, Dixon #1, Faust #1 TEC F-1, CMR/BR F-14, RB F-1 Red Bug #2, BR F-33, and Randall #1 F-4, and any offset wells that could be drilled to any of these specified wells.

On April 3, 2009, the Company entered into an Asset Purchase Agreement to acquire additional interests in its existing core producing Mississippi oil and gas properties. The Company paid $40,073 to acquire an additional 2% working interest in the proven Belmont Lake oil and gas field, and an additional 10% working interest in potential nearby exploration wells. Further, the Company is required to pay $100 per month for a period of 4 years from the closing. Total working interest for Belmont Lake as of October 31, 2010 is 32%; and total working interest in the exploration wells on approximately 140,000 acres surrounding Belmont Lake in all directions as of October 31, 2010, is 60%.

On December 16, 2010, the Company entered into an assignment agreement with Emerald Atlantic LLC, solely owned by a Director of the Company (the Assignee”), whereby the Assignee has paid a fee of $30,076 to earn 18% of a 4.423% share of the Company’s net revenue interest after field operating expenses for a well to be drilled in Wilkinson County.